SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Costs paid by Sanovas on the Company’s behalf		$ 36,289	$ 79,290	$ 68,073
Costs of Sanovas allocated to the Company			344,000	391,000
Proceeds from costs charged by Sanovas to the Company, net	$ 102,423	$ 221,119	$ 692,677	$ (323,922)
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology		(353,432)	(939,802)	(390,358)
Related Party [Member]
Related Party Transaction [Line Items]
Balance due to ( Sanovas – beginning of year	$ 427,933	$ 142,721	$ 142,721	$ (15,069)
Costs of Sanovas allocated to the Company	280,820	168,702	453,047	803,997
Balance due to Sanovas - end of year			$ 427,933	$ 142,721
Balance due to Sanovas – end of period	$ 811,176	$ 215,398